Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule Of Quarterly Financial Information
The following tables summarize the Company’s quarterly results of operations for the years ended December 31, 2017 and 2016.

	Three Months Ended
2017:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,184	$4,290	$4,586	$4,591
Total interest expense	438	438	449	439

Net interest income	3,746	3,852	4,137	4,152

Provision for loan losses	25	25	25	25
Other income	832	869	892	859
General, administrative and other expense	3,334	3,365	3,456	3,494

Income before income taxes	1,219	1,331	1,548	1,492
Federal income taxes	369	415	548	712

Net income	$850	$916	$1,000	$780

Earnings per share
Basic	$0.17	$0.18	$0.20	$0.17

Diluted	$0.17	$0.18	$0.20	$0.16

	Three Months Ended
2016:	March 31,	June 30,	September 30,	December 31,
	(In thousands, except per share data)

Total interest income	$4,038	$4,187	$4,166	$4,244
Total interest expense	475	437	432	440

Net interest income	3,563	3,750	3,734	3,804

Provision (credit) for loan losses	71	105	131	(6)
Other income	867	902	1,056	856
General, administrative and other expense	3,141	3,251	3,345	3,333

Income before income taxes	1,218	1,296	1,314	1,333
Federal income taxes	373	389	386	432

Net income	$845	$907	$928	$901

Earnings per share
Basic	$0.18	$0.18	$0.18	$0.18

Diluted	$0.17	$0.18	$0.18	$0.18